Operating leases (Tables)	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Schedule of Lease Costs	Lease costs recorded under operating leases for the three and nine months ended September 30, 2020 were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Operating lease costs	$7,417	$8,713	$23,274	$26,332
Income from sub-leases	(268)	(378)	(781)	(1,445)
Net operating lease costs	$7,149	$8,335	$22,493	$24,887

Schedule of Operating Lease Maturity	Future minimum lease payments under non-cancelable leases as of September 30, 2020 were as follows:

Minimum rental payments
(in thousands)
September 30, 2020
Due within 1 year	$26,237
Due between 1 and 5 years	54,736
Thereafter	11,491
Total future minimum lease payments	92,464
Lease imputed interest	(5,665)
Total	$86,799